Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

8. Leases

As of December 31, 2025, the Company had three operating leases (2024: two). One lease has a term of 60 months with the vehicle lease expiring on July 22, 2030, one lease has a term of 36 months expiring on November 30, 2028, and one lease has a term of 60 months expiring on April 30, 2030. The vehicle lease includes an option to purchase the vehicle upon expiration of the lease term, while the operating lease for the office in Canada provides the Company with an option to renew under the same terms. The Company has not included these renewal options in the terms of its calculation of ROU assets or lease liabilities as it is not reasonably certain whether the Company will exercise these options. One of the leases is with a related party (refer to Note 17).

The right-of-use assets and corresponding liabilities related to the Company’s operating leases are as follow:

	December 31, 2025	December 31, 2024
	US$	US$
Operating lease right-of-use assets, net	675,935	162,227

Current maturities of operating lease liability	173,494	55,673
Operating lease liability, net of current maturities	510,655	106,235
Total	684,149	161,908

As of December 31, 2025 and 2024, maturities of lease liabilities for each of the following fiscal years ending December 31 and thereafter were as follows:

	December 31, 2025	December 31, 2024
	US$	US$
2025	—	73,416
2026	203,253	34,466
2027	203,253	34,466
2028 and beyond	345,015	68,933
Total minimum lease payment	751,521	211,281
Less: imputed interest	(67,372)	(49,373)
Total lease liabilities	684,149	161,908
Less: current portion	(173,494)	(55,673)
Non-current portion	510,655	106,235

Cash paid for amounts included in the measurement of lease liabilities:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Operating cash outflows for operating leases	107,168	89,032	48,497

The weighted average remaining lease terms and weighted average discount rates for operating leases were as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Weighted average remaining lease terms	3.78 years	4.03 years
Weighted average discount rate	4.89%	13.42%

During the year ended December 31, 2025, US$76,649 (2024: US$36,205 and 2023: US$21,802) of lease expense was recognized in general and administrative expenses, US$48,639 (2024: US$55,001 and 2023: nil) was recognized in research and development expenses.